JUNE 30, 2011

Volumetric Fund, Inc.
A No-Load Mutual Fund
----------------------                                           2
Second Quarter
Report 2011
















               Volumetric Fund, Inc.

                     (Logo)

































To our shareholders:

	Volumetric Fund's net asset value per share (NAV) advanced 8.2% in the first half of 2011. We again outperformed the market which closed up 5.0%, as measured by the Standard & Poor's 500 Index. In the volatile second quarter, stocks ended up flat and essentially unchanged, as indicated in the table below. Volumetric Fund was down 0.1% in the second quarter, as compared to the Standard & Poor's 500 Index which dropped 0.4% in the same period. Overall, our NAV closed out the second quarter at $18.82. This was up $1.43 from $17.39 since the beginning of the year, but down $0.02 from $18.84, as of March 31.

                      Second	    First      Since
                      Quarter       Half       9/1/00*

Volumetric Fund	       - 0.1%       + 8.2%     + 53.6%
S&P 500 Index	       - 0.4        + 5.0      - 13.2
Dow Jones Ind.         + 0.8        + 7.2      + 10.5
NYSE Comp. Index       - 1.0        + 4.5      + 16.2
NASDAQ                 - 0.3        + 4.6      - 34.5

    *Introduction of Volume & Range System

    The Volumetric Index, which indicates the value of a hypothetical investment of $10,000 in the Fund on January 1, 1979, with all distributions reinvested, stood at $206,290 as of June 30, 2011. This is equivalent to a 9.8% compounded growth rate since the beginning of 1979.

PORTFOLIO REVIEW

    Currently, we have 60 securities in our portfolio. We have 56 gainers and only 4 losers. Our average stock is up 37.4%. At the end of the second quarter, our best performing stock was Timberland, the shoe and boots maker, which more than doubled with a 159% gain. It will be taken over by VF Corporation. Our worst security was AK Steel, down 7%. During the second quarter we purchased 13 securities and sold 24, as indicated below. Our cash position was increased from 14% to 30%.

    Purchases: Actuant Corp., AK Steel Holding, Best Buy, Constellation Energy, Ely Lilly, Equifax, Fedex, Home Depot, Merck & Co., Republic Corp., Ryland Group, Tyson Foods and Whirlpool.

    Sales: Alcoa, Arkansas Best, Arrow Electronics, Children's Place, Citrix Systems, Costco, Deere, Disney, Fluor Corporation, General Mills, Harmony Gold, Hess Oil, Hewlett-Packard, Hospira, Jeffreys Group, Leucadia National, Murphy Oil, Parker Hannifin, Reliance Steel, Rockwell Automation, SPX Corp., Teleflex, Thomas & Betts and Ultra Petroleum.

    Among the stocks we sold during the second quarter, the five best gainers were: computer software company Citrix Systems, which more than tripled, with a 219% gain. The next best four gainers were: Deere & Co. with a 73% net realized gain, Costco with a 67% net realized gain, Leucadia National with a 50% net realized gain and Arrow Electronics with a 48% net realized gain.

    For the six months ended June 30, 2011, purchases and sales of securities were $7.5 million and $11.3 million, respectively. Currently, the following ten securities had the greatest unrealized appreciation in our portfolio, as of June 30, 2011.
				                          % of Total
			                      % Gain      Net Assets

1. Timberland	                               159.0%       2.12%
2. Panera Bread	                               125.0	    1.69
3. Hansen Natural	                       118.8	    1.75
4. Stanley Black & Decker	               116.1	    1.49
5. Altera	                                94.2 	    1.67
6. Cypress Semiconductor	                89.6	    1.52
7. Mastech	                                86.3	    1.51
8. WW Grainger	                                85.6	    0.76
9. United Technology	                        80.6	    1.31
10. Mack-Cali Realty	                        69.5	    1.11


ANNUAL MEETING

	Volumetric Fund's annual meeting was held on June 9, 2011. All 9 nominated directors were re-elected for their respective terms.
Furthermore, the shareholders approved BBD, LLP, as the Fund's independent registered public accounting firm for year ending December 31, 2011.

OUTLOOK

    Barring difficulties in approving a higher debt ceiling, we remain optimistic for 2011. As we mentioned in our first quarter report, the stock market is usually strong in the third year of the four year presidential election cycle. A double digit return for Volumetric by the end of 2011 appears achievable. Consequently, we expect to reduce our relatively high cash position to a lower level in July.

    Your semi-annual account statement is enclosed with this report. If you have any questions, please do not hesitate to call us. Also, if you wish to add to your investment in Volumetric Fund, please use the 'Additional Investment' form on the bottom of your account statement. Thank you for your trust and confidence.

     Sincerely,


/s/Gabriel J. Gibs		 /s/ Irene J. Zawitkowski


Gabriel J. Gibs		         Irene J. Zawitkowski
Chairman and CEO 	         President










                        VOLUMETRIC FUND, INC.
                      STATEMENT OF OPERATIONS
                For Six Months Ended, June 30, 2011
                            (Unaudited)

INVESTMENT INCOME
  Dividends                                       $ 129,201
  Interest                                              554
                                                 ----------
         TOTAL INVESTMENT INCOME                    129,755
                                                 ----------
EXPENSES
    Management Fee                                  210,278
                                                 ----------
INVESTMENT INCOME NET                               (80,523)
                                                  ----------
REALIZED AND UNREALIZED
    GAIN ON INVESTMENTS
     Net realized gain on investments             1,875,576
     Unrealized appreciation of investments
         Beginning of year      $ 4,075,641
         End of period            3,975 383
                                -----------
     Decrease in unrealized appreciation           (100,258)
                                                 ----------
NET GAIN ON INVESTMENTS                           1,775,318
                                                 ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                     $1,694,795
                                                 ===========






                    VOLUMETRIC FUND, INC.
             STATEMENT OF CHANGES IN NET ASSETS
             For Six Months Ended, June 30, 2011
                       (Unaudited)

CHANGES RESULTING FROM OPERATIONS
   Investment income - Net                        $ (80,523)
   Net realized gain on investments               1,875,576
   Decrease in unrealized appreciation             (100,258)
                                                 -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                      1,694,795
                                                 -----------
CAPITAL SHARE TRANSACTIONS
   Shares purchased                                 525,662
   Shares redeemed                                 (288,623)
                                                 -----------
NET INCREASE FROM CAPITAL
SHARE TRANSACTIONS                                  237,039
                                                 -----------
NET INCREASE IN NET ASSETS                        1,931,834
NET ASSETS
  Beginning of year                             20, 331,892
                                                ------------
  End of period                                 $22,263,726
                                                ===========




                       FINANCIAL HIGHLIGHTS
            (For a share outstanding throughout the period)
                (Six months ended June 30, 2011)
                          (Unaudited)

Per share data
Net asset value, December 31, 2010                   $ 17.39
Income from investment operations:
   Investment income - Net                            (0.07)
   Net realized and unrealized gain on
       Investments	                               1.50
                                                    -------
Total from investment operations                       1.43
                                                    -------

Net asset value, June 30, 2011	                    $ 18.82
                                                    -------
Total return*                                          8.24%
                                                     ======


Ratios and supplemental data:
Net assets, end of period (in thousands)         $ 22,264
Ratio of expenses to average net assets**            1.92 %
Ratio of net inv. inc. to average net assets*       (0.37) %
Portfolio turnover rate*	                       42 %

    * Not Annualized            ** Annualized









	               VOLUMETRIC FUND, INC.
          	      STATEMENT OF NET ASSETS
	                   June 30, 2011
	                    (Unaudited)


Equities: 	69.3%
SHARES	COMPANY	                                VALUE
 	Aerospace/Defense: 2.4%
 2,600	Goodrich Corp.	                      $248,300
 3,300	United Technologies	               292,083
                                             ---------
		                               540,383
                                             ---------
	Auto/Auto Parts: 1.3%
 9,600	Gentex	                               290,208
                                             ---------
	Building/Construction: 1.0%
13,000	Ryland Group	                       214,890
                                             ---------
	Business Services: 2.4%
 8,500	Iron Mountain	                       289,765
 5,200	Omnicom Group	                       250,432
                                             ---------
		                               540,197
                                             ---------
	Chemicals: 5.9%
 2,700	Air Products & Chemicals               258,066
 3,200	Ashland, Inc.	                       206,784
 5,200	DuPont de Nemours                      281,060
 2,900	Eastman Chemical	               296,003
 4,200	International Flavors & Fragrances     269,808
                                             ---------
 		                             1,311,721
                                             ---------
 	Communications: 1.7%
 2,700	L-3 Communication	               236,115
 3,214	Motorola Solutions	               147,973
                                             ---------
		                               384,088
                                             ---------
	Computers/Hardware: 1.1%
15,500	Seagate Technology PLC*	               250,480
                                             ---------
	Computers/Software: 2.1%
 4,200	Ansys, Inc.*	                       229,614
 2,300	Equinix*	                       232,346
                                             ---------
		                               461,960
                                             ---------
	Consumer Products: 2.1%
11,000	Timberland Co., Class A*      	       472,670
                                             ---------
	Drugs: 2.9%
 6,100	Ely Lilly	                       228,933
 5,098	Merck	                               179,908
11,500	Pfizer	                               236,900
                                             ---------
		                               645,741
                                             ---------
	Electrical/Semiconductor: 5.2%
 8,000	Altera	                               370,800
16,000	Cypress Semiconductor*	               338,240
18,000	NVIDIA*	                               286,830
 1,100	W.W. Grainger, Inc. 	               169,015
                                             ---------
		                             1,164,885
                                             ---------
	Financial Services: 1.0%
 6,200	Equifax*	                       215,264
                                             ---------
`	Foods/Beverage: 3.7%
 3,400	Coca Cola	                       228,786
 4,800	Hansen Natural Corp.*	               388,560
10,700	Tyson Foods	                       207,794
                                             ---------
		                               825,140
                                             ---------
	Forest Products: 1.1%
 8,500	Packaging Corporation of America       237,915
                                             ---------
 	Indexes: 3.4%
 3,700	Dow-Jones Industrial Trust ETF	       458,171
 2,200	SPDR S&P 500 Trust ETF	               290,334
                                             ---------
		                               748,505
                                             ---------
	Insurance: 0.9%
12,200	Fidelity National Financial, Class A   192,028
                                             ---------
	Internet: 0.9%
13,200	Yahoo Inc.*	                       198,528
                                             ---------



SHARES	COMPANY	                                 VALUE
	Leisure: 2.2%
11,000 	Electronic Arts Co.*	              $259,600
13,300 	International Game Technology	       233,814
                                             ---------
		                               493,414
                                             ---------
	Machinery: 3.4%
 7,000 	Ball Corporation	               269,220
 4,600 	Stanley Black & Decker	               331,430
 2,004 	Whirlpool	                       162,965
                                             ---------
   	 	                               763,615
                                             ---------
	Materials/Metals: 2.4%
15,000 	AK Steel*	                       204,880
14,000 	Worthington Industries	               323,400
                                             ---------
		                               528,280
                                             ---------
	Medical/Health : 4.0%
 4,000 	Baxter International	               238,760
 2,000 	C.R. Bard	                       219,720
 6,900 	Lincare Holdings	               201,963
 8,400 	PSS World Medical*	               235,284
                                             ---------
		                               895,727
                                             ---------
	Misc./Diversified: 4.2%
 8,400 	Actuant	                               225,372
17,000 	Mastech*	                       335,240
 3,800 	Republic Corp.	                       117,230
 7,794 	Waste Connections Inc.	               247,304
                                             ---------
		                               925,146
                                             ---------
	Oil/Energy: 2.6%
 4,600	Helmerich & Payne	               304,152
 6,600	Sunoco	                               275,286
                                             ---------
		                               579,438
                                             ---------
	Real Estate: 1.1%
 7,500	Mack-Cali Realty	               247,050
                                             ---------
	Restaurants: 1.7%
 3,000	Panera Bread, Class A* 	               376,980
                                             ---------
	Retail: 3.2%
 7,000	Best Buy	                       219,870
 6,200	Home Depot	                       224,564
 5,900	Ruddick	                               256,886
                                             ---------
		                               701,320
                                             ---------
	Transportation/Shipping: 3.3%
 2,400	Fedex	                               227,640
 5,500	JB Hunt Transportation Services        258,995
 3,400	Norfolk Southern	               254,762
                                             ---------
		                               741,397
                                             ---------
	Utilities: 2.2%
 7,000	Constellation Energy	               265,720
 5,500	Edison International	               217,000
                                             ---------
		                               482,720
                                             ---------
TOTAL EQUITIES:
(COST:	$11,448,107)	                    15,429,690
                                            ==========
CASH EQUIVALENTS & RECEIVABLES: 30.7%
   Cash		                                23,222
   JP Morgan Interest Bearing Deposit Acct.  7,251,406
   Dividends and interest receivable	        24,748
                                             ---------
TOTAL CASH EQUIVALENTS/ RECEIVABLES	     7,299,376
                                             ---------
TOTAL ASSETS		                    22,729,066
                                            ==========
   Less liabilities: Payable to broker	      (465,340)
                                             ---------
NET ASSETS: 100.0%	 	           $22,263,726
                                             ---------
VOLUMETRIC SHARES OUTSTANDING		     1,182,828
                                             ---------
NET ASSET VALUE PER SHARE	 	        $18.82
                                             =========

	*  Non-income producing security






Volumetric Fund, Inc.
---------------------
87 Violet Drive
Pearl River, New York 10965
Tel: 845-623-7637
800-541-FUND
www.volumetric.com


Investment Adviser and
Transfer Agent
---------------------
Volumetric Advisers, Inc.
Pearl River, New York


Custodian
---------
J.P. Morgan Chase
New York, New York


Independent Registered Public
Accounting Firm
------------------------------
BBD, LLP
Philadelphia, Pennsylvania


Board of Directors
------------------
William P. Behrens
Gabriel J. Gibs, Chairman
Josef Haupl
Raymond T. Mundy
Stephen Samitt
Allan A. Samuels
David L. Seidenberg
Raymond W. Sheridan
Irene J. Zawitkowski


Officers
--------
Gabriel J. Gibs
   Chief Executive Officer, Portfolio Co-Manager
Irene J. Zawitkowski
    President, Portfolio Co-Manager
Jeffrey M. Gibs
    Vice President, Chief Compliance Officer